Financial Assets and financial liabilities - Summary of Financial Instruments by Category (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	$ 12,254	$ 9,049	$ 207
Current financial assets	17,512	13,672	17,250
Leases liabilities	9,372
Non-current financial liabilities	415,747	319,122	20,990
Leases liabilities	7,395
Current financial liabilities	167,981	94,686
Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	12,254	9,049	207
Current financial assets	321,436	121,703	73,555
Leases liabilities	9,372
Non-current financial liabilities	398,887	295,422	20,990
Leases liabilities	7,395
Current financial liabilities	167,981	94,686
Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	8,783	28,792	19,471
Leases liabilities	0
Non-current financial liabilities	16,860	23,700
Current financial liabilities	0
Accounts Payable And Accrued Liabilities And Others [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	419	1,007	20,990
Current financial liabilities	98,269	84,334
Accounts Payable And Accrued Liabilities And Others [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	419	1,007	20,990
Current financial liabilities	98,269	84,334
Warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	16,860	23,700
Warrants [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0
Warrants [Member] | Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	16,860	23,700
Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	389,096
Current financial liabilities	62,317
Borrowings [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	389,096
Current financial liabilities	62,317
Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		294,415
Current financial liabilities		10,352
Financial Liabilities [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities		294,415
Current financial liabilities		10,352
Natural Gas Surplus Injection Stimulus Program Credit [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	3,600	9,049
Current financial assets	7,797	6,899	14,366
Natural Gas Surplus Injection Stimulus Program Credit [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	3,600	9,049
Current financial assets	7,797	6,899	14,366
Mandatory Save Credit [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets			207
Mandatory Save Credit [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets			207
Advances And Loans To Employees [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	772
Advances And Loans To Employees [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	772
American Government Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	7,882
American Government Bonds [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	7,882
Cash And Bank Balances [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	139,931	13,254	184
Cash And Bank Balances [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	139,931	13,254	184
Short Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	120,097	67,654	36,651
Short Term Investments [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	111,314	38,862	17,180
Short Term Investments [Member] | Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	8,783	28,792	19,471
Receivables From Oil And Gas Sales [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	52,676	55,032	3,898
Receivables From Oil And Gas Sales [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	52,676	55,032	3,898
Checks To Be Deposited [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	3	883	8,323
Checks To Be Deposited [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	3	883	8,323
Loans To Third Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	1,241
Loans To Third Parties [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	1,241
Receivables From Services To Third Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets			1,252
Receivables From Services To Third Parties [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets			1,252
Grants On Propane Credit [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets		982	753
Grants On Propane Credit [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets		982	753
Related parties [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	3,169	186	27,295
Related parties [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	3,169	186	27,295
Price Stability Program Of Ngl Credit [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	480	151	218
Price Stability Program Of Ngl Credit [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	480	151	218
Balances With Joint Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	14		38
Balances With Joint Operations [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	14		38
Other [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	730	786	26
Other [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	730	786	26
Directors advances and loans to employees [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	284	1,818	22
Directors advances and loans to employees [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	284	1,818	$ 22
Receivables to third parties [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	3,797	2,850
Receivables to third parties [Member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	$ 3,797	$ 2,850